SAFE Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Simple Agreements For Future Equity Disclosure [Abstract]
SAFE Agreements
Note 4. SAFE Agreements
Beginning in 2020, the Company issued Simple Agreements for Future Equity (“SAFEs”) to fund its operations. The SAFEs included a provision allowing for cash redemption upon the occurrence of a change of control, the occurrence of which is outside the control of the Company. Therefore, the SAFEs were classified as marked-to-market
liabilities, pursuant to ASC 480, in other long-term liabilities.
The SAFEs were marked to fair value as of September 30, 2021 resulting in a change in fair value reported as a loss of $3.5 million and $8.8 million for the three and nine months ended September 30, 2021.
On October 28, 2021 in connection with the Business Combination all SAFEs were converted to common stock.

9.	SAFE Agreements
On August 14, 2020, upon the conversion of Legacy BTX to a Delaware corporation, $8,774 in convertible promissory notes and related accrued interest were exchanged for an equivalent number of SAFE agreements. In addition, during 2020, the Company issued an additional $3,155 in SAFEs. During 2021, the Company issued an additional $18,675 in SAFE’s. These SAFEs allow the investors to participate in future equity financings through a share-settled redemption of the amount invested. Alternatively, upon the occurrence of a change of control or an initial public offering, the investors shall have the option to receive either (i) a cash payment equal to the invested amount under such SAFE, or (ii) the amount payable on the number of shares of common stock equal to the invested amount divided by the liquidity price set forth in the applicable SAFE. If there is a dissolution of the company, the investor will be entitled to receive the cash payment equal to the invested amount under such SAFE.
The SAFEs include a provision allowing for cash redemption upon the occurrence of a change of control, the occurrence of which is outside the control of the Company. Therefore, the SAFEs are classified as marked-to-market
liabilities pursuant to ASC 480 in other long-term liabilities.
On October 28, 2021 in connection with the business combination all SAFEs were converted to common stock.
The SAFEs were marked to fair value during 2021 resulting in a change in fair value reported as loss of $10,390 for the year ended December 31, 2021. The SAFEs were marked to fair value as of December 31, 2020, resulting in a change in fair value reported as a gain of $189 for the year ended December 31, 2020.